Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 142,535	$ 39,657
Less accumulated depreciation	(15,650)	(8,033)
Property and equipment, net	126,885	31,624
Depreciation expense	7,722	4,617	$ 2,949
Capitalized interest costs	1,320	215	$ 0
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,545	342
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,116	2,732
Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,283	7,393
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,041	1,288
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,660	1,288
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36,732	25,259
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,158	$ 1,355